Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents Balance (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 103,123	¥ 709,019		¥ 442,532
RMB [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		678,610		399,966
US$ [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 4,431	¥ 30,409	$ 6,513	¥ 42,566